Expense Example {- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 30% - Fidelity Asset Manager 30%	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653